SCHEDULE OF INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Current tax expense
Deferred tax expense
Income tax expenses